Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial assets [line items]
Current	$ 770,816	$ 692,403
Non Current	119,617	134,347
Total	890,433	826,750
Time deposits [member]
Disclosure of detailed information about financial assets [line items]
Current	430,000	640,500
Non Current	80,000	60,000
Total	510,000	700,500
Bonds [member]
Disclosure of detailed information about financial assets [line items]
Current	341,854	52,573
Non Current	39,796	74,634
Total	381,650	127,207
Time deposits and bonds [member]
Disclosure of detailed information about financial assets [line items]
Current	771,854	693,073
Non Current	119,796	134,634
Total	891,650	827,707
Allowance for credit losses [member]
Disclosure of detailed information about financial assets [line items]
Current	(1,038)	(670)
Non Current	(179)	(287)
Total	$ (1,217)	$ (957)